September 8, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA B
File No. 811-06032, CIK 0000859607
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA B, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance Trust, Fidelity Variable Insurance Products Fund, FAM Variable Series Funds, Inc., MTB Group of Funds, and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 29, 2006, AEGON/Transamerica Series Trust, filed its semi/annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2006, AIM Variable Insurance Funds filed its semi/annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 30, 2006, AllianceBernstein Variable Products Series Fund, Inc. filed its semi/annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 25, 2006, Janus Aspen Series filed its semi/annual report with the Commission via EDGAR (CIK: 0000906185);

•	On September 1, 2006, FAM Variable Series Funds, Inc. filed its semi/annual report with the Commission via EDGAR (CIK: 0000355916);

•	On August 29, 2006, MFS® Variable Insurance Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 30, 2006, MTB Group of Funds filed its semi/annual report with the Commission via EDGAR (CIK: 0000830744);

Securities and Exchange Commission

September 8, 2006

•	On August 25, 28 and 29 2006, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

•	On August 31, 2006, STI Classic Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000944487).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith,
Vice President
Transamerica Life Insurance Company